Note 17 - Segmented Information - Segment Earnings (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Statement Line Items [Line Items]
Segmented assets	$ 2,607,163		$ 2,607,163	$ 2,396,035
Segmented liabilities	555,023		555,023	529,006
Segmented revenue	1,030,518	$ 977,389	1,179,598		$ 1,074,513	$ 1,007,169
Segmented direct costs	101,083	44,449	173,365		119,341
Segmented selling, general & administrative	249,371	109,596	517,694		(246,611)
Segmented profit / (loss)	707,561	624,329	287,884	252,431	857,948
Foreign exchange gain (loss)	179,607	(9,223)	29,674		(58,392)	(7,324)
Interest income (expense)	(3,471)	(13,033)	(5,741)		7,921	(24,547)
Share-based payment	0	(8,985)	(1,780)		(13,846)	(56,759)
Other comprehensive income (loss)			(104,553)	$ (131,704)	98,934	(26,886)
Total Comprehensive Income (Loss)	451,588	557,802	183,331		956,882	89,243
Online English language learning segment [member]
Statement Line Items [Line Items]
Segmented assets	238,209	242,498	238,209		242,498	117,687
Segmented liabilities	360,107	194,497	360,107		194,497	218,457
Segmented direct costs			55,922		59,322	30,215
Segmented selling, general & administrative			84,044		(576,562)	78,762
Segmented profit / (loss)			28,867		562,808	(80,930)
Online English language learning segment [member] | Online [member]
Statement Line Items [Line Items]
Segmented revenue			274,823		171,603	145,380
Online English language learning segment [member] | Royalty [member]
Statement Line Items [Line Items]
Segmented revenue			0		5,998	3,802
Print-based English language learning segment [member]
Statement Line Items [Line Items]
Segmented assets	2,318,681	2,442,338	2,318,681		2,442,338	1,576,836
Segmented liabilities	116,186	674,104	116,186		674,104	475,622
Segmented direct costs			117,443		60,019	44,206
Segmented selling, general & administrative			178,235		32,948	90,778
Segmented profit / (loss)			492,453		656,749	547,423
Print-based English language learning segment [member] | Online [member]
Statement Line Items [Line Items]
Segmented revenue			0		0	0
Print-based English language learning segment [member] | Royalty [member]
Statement Line Items [Line Items]
Segmented revenue			904,775		896,912	857,988
Head office [member]
Statement Line Items [Line Items]
Segmented assets	50,273	55,186	50,273		55,186	1,755
Segmented liabilities	78,730	134,417	78,730		134,417	337,603
Segmented direct costs			0		0	0
Segmented selling, general & administrative			255,415		297,003	261,377
Segmented profit / (loss)			(255,589)		(297,292)	(261,734)
Head office [member] | Online [member]
Statement Line Items [Line Items]
Segmented revenue			0		0	0
Head office [member] | Royalty [member]
Statement Line Items [Line Items]
Segmented revenue			0		0	0
Total operating segments [member]
Statement Line Items [Line Items]
Segmented assets	2,607,163	2,740,022	2,607,163		2,740,022	1,736,275
Segmented liabilities	$ 555,023	$ 1,003,018	555,023		1,003,018	1,031,682
Segmented direct costs			173,365		119,341	74,422
Segmented selling, general & administrative			517,694		(246,611)	430,917
Segmented profit / (loss)			265,731		922,265	204,759
Total operating segments [member] | Online [member]
Statement Line Items [Line Items]
Segmented revenue			274,823		171,603	145,380
Total operating segments [member] | Royalty [member]
Statement Line Items [Line Items]
Segmented revenue			$ 904,775		$ 902,910	$ 861,790